Share Capital (Other employee long-term incentives) (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Restricted share units (RSU)
Disclosure of classes of share capital [line items]
Shares outstanding	1,500,934	1,410,192
Granted	611,717	499,560
Conversion of Richmont units to Alamos units (note 5)		112,774
Forfeiture	(99,939)	(171,452)
Settled	(445,016)	(350,140)
Shares outstanding	1,567,696	1,500,934
Stock appreciation rights (SAR)
Disclosure of classes of share capital [line items]
Shares outstanding	1,055,525	1,489,575
Granted	0	0
Conversion of Richmont units to Alamos units (note 5)		0
Forfeiture	(482,533)	(316,074)
Settled	(63,800)	(117,976)
Shares outstanding	509,192	1,055,525
Deferred share units (DSU)
Disclosure of classes of share capital [line items]
Shares outstanding	480,605	378,345
Granted	164,808	102,260
Conversion of Richmont units to Alamos units (note 5)		0
Forfeiture	0	0
Settled	0	0
Shares outstanding	645,413	480,605
Performance share units (PSU)
Disclosure of classes of share capital [line items]
Shares outstanding	599,705	424,253
Granted	440,420	269,780
Conversion of Richmont units to Alamos units (note 5)		0
Forfeiture	(56,684)	(65,451)
Settled	0	(28,877)
Shares outstanding	983,441	599,705